                         LIQUID INSTITUTIONAL RESERVES
                           UBS LIR MONEY MARKET FUND
                       UBS LIR GOVERNMENT SECURITIES FUND
                        UBS LIR TREASURY SECURITIES FUND


                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114


                      STATEMENT OF ADDITIONAL INFORMATION

     UBS LIR Money Market Fund ("Money Market Fund"), UBS LIR Government Securities Fund ("Government Securities Fund") and UBS LIR Treasury Securities Fund ("Treasury Securities Fund") are professionally managed money market funds organized as diversified series of Liquid Institutional Reserves ("Trust"), an open-end investment company.

     The funds' investment advisor and administrator is UBS PaineWebber Inc. ("UBS PaineWebber"); their sub-advisor, sub-administrator and principal underwriter is UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS PaineWebberSM* and UBS Global AM are indirect wholly owned subsidiaries of UBS AG.

     Portions of the funds' Annual Reports to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Reports accompany this SAI. You may obtain an additional copy of a fund's Annual Report without charge by calling toll-free 1-888-547 FUND.

     This SAI is not a prospectus and should be read only in conjunction with the current Prospectus of the relevant fund(s), dated August 30, 2002. A copy of a fund's Prospectus may be obtained by calling a financial intermediary through which shares may be purchased or by calling toll-free 1-888-547 FUND. Customers of banks and other financial intermediaries that purchase Financial Intermediary shares of Money Market Fund or Treasury Securities Fund may obtain the Prospectus for those funds from their financial intermediaries. The Prospectus for each fund also contains more complete information about that fund. You should read it carefully before investing.

     This SAI is dated August 30, 2002.


                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                -----
     The Funds and Their Investment Policies ..................................   2
     The Funds' Investments, Related Risks and Limitations ....................   3
     Organization of the Trust; Trustees and Officers; Principal Holders and
       Management Ownership of Securities .....................................  10
     Investment Advisory, Administration and Principal Underwriting Arrangements 23
     Portfolio Transactions ...................................................  27
     Additional Information Regarding Redemptions; Financial Institutions .....  28
     Valuation of Shares ......................................................  28
     Performance Information ..................................................  29
     Taxes ....................................................................  32
     Other Information ........................................................  33
     Financial Statements .....................................................  33

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* UBS PaineWebber is a service mark of UBS AG.
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                    THE FUNDS AND THEIR INVESTMENT POLICIES

     Each fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

     Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt-obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

     Each fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

     Each fund (other than Money Market Fund) will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the type of investment suggested by its name.

     The funds have not repeated the above noted parenthetical regarding borrowings each time a percentage test is recited; however, the funds will interpret these name-related policies as if the following phrase appeared immediately after the words "net assets": "(plus the amount of any borrowing for investment purposes)." If subsequent to an investment, a fund's 80% policy is no longer met (e.g., a fund receives a very large influx of cash to invest from new shareholders), then, under normal circumstances, the fund's future investments will be made in a manner that will bring the fund's investments back in line with the 80% threshold.

     MONEY MARKET FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments. The fund's investments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities.

     The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

     The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar denominated obligations of foreign issuers.

     The fund may invest up to 10% of its net assets in illiquid securities.
The fund may purchase securities on a when-issued or delayed delivery basis.
The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies.

     GOVERNMENT SECURITIES FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities, including government securities subject to repurchase agreements. Under investment guidelines adopted by its board, the fund currently invests substantially all its assets directly in U.S. government securities and does not invest in repurchase agreements. The fund's investments also may include securities of other investment companies that invest in U.S. government securities (but not repurchase agreements). This policy may be changed without shareholder approval. However, the fund has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to its 80% investment policy.

     Each investor should consult its own tax adviser to determine whether distributions from the fund derived from interest on its portfolio investments are exempt from state or local income taxation and whether such distributions may be subject to state corporate franchise tax.

     The fund may invest up to 10% of its net assets in illiquid securities.
The fund may purchase securities on a when-issued or delayed delivery basis.
The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income.

     TREASURY SECURITIES FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments. Under normal circumstances, the fund invests at least 80% of its net assets in securities issued by the U.S. Treasury. This policy may be changed without shareholder approval. However, the fund has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to its 80% investment policy. The interest income on the fund's securities is generally exempt from state and local income tax. The fund may invest in the securities of other investment companies that have similar tax characteristics. The fund will not enter into repurchase agreements.

     Each investor should consult its own tax adviser to determine whether distributions from the fund derived from interest on its portfolio investments are exempt from state or local income taxation and whether such distributions may be subject to state corporate franchise tax.

     The fund may invest up to 10% of its net assets in illiquid securities.
The fund may purchase securities on a when-issued or delayed delivery basis.
The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income.


             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in each fund's Prospectus and above concerning each fund's investments, related risks and limitations. Except as otherwise indicated in the relevant Prospectus or the SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

     YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the funds invest are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency,

UBS Global AM and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

     U.S. GOVERNMENT SECURITIES. U.S. Government Securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Money Market Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     ASSET-BACKED SECURITIES. Money Market Fund and Government Securities Fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Money Market Fund and Government Securities Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, Money Market Fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Money Market Fund will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Funds' Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     AUCTION RATE AND REMARKETED PREFERRED STOCK. Money Market Fund may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

     The fund's investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See "The Fund's Investments, Related Risks and Limitations--Investments in Other Investment Companies."

     VARIABLE AMOUNT MASTER DEMAND NOTES. Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

     INVESTING IN FOREIGN SECURITIES. Money Market Fund's investments in U.S. dollar-denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers. Money Market Fund's investments in securities issued by U.S. finance subsidiaries of foreign banks may involve similar risks to the extent that a foreign bank is deemed to support its U.S. finance subsidiary.

     CREDIT AND LIQUIDITY ENHANCEMENTS. Money Market Fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

     The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

     UBS Global AM also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

     REPURCHASE AGREEMENTS. Money Market Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special `tri-party' custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and

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included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates.

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

     COUNTERPARTIES. A fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks UBS Global AM, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which a fund does business.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount to cover the commitment. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts."

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, and Money Market Fund may invest in certain securities of closed-end funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity. See also "The Funds' Investments, Related Risks and Limitations--Auction Rate and Remarketed Preferred Stock."

     LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS PaineWebber has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber has acted as lending agent. UBS PaineWebber and other affiliated broker-dealers have also been approved as borrowers under the funds' securities lending program.

     SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under such commitment.

INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     Each fund will not:

       (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

       The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

       (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

       The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic banking (including U.S. finance subsidiaries of foreign banks) and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

       (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

       (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

       The following interpretation applies to, but is not a part of, this fundamental restriction: Money Market Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

       (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

       (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

       (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     Each fund will not:

       (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

       (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

       (3) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.


       (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.


               ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     The Trust was organized on February 14, 1991 as a business trust under the laws of the Commonwealth of Massachusetts and currently has three operating series. The Trust has authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of each existing or future series.

     The Trust is governed by a board of trustees, which oversees the funds' operations. The table below shows, for each trustee (sometimes referred to as a "board member") and executive officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee's or officer's principal occupation during the last five years, the number of funds in the UBS Family of Funds overseen by the trustee or officer, and other directorships held by such trustee or officer.



INTERESTED TRUSTEES

                                                 TERM OF
                                                  OFFICE
                                                   AND
                                  POSITION(S)   LENGTH OF                                  NUMBER OF PORTFOLIOS        OTHER
         NAME, ADDRESS,            HELD WITH       TIME      PRINCIPAL OCCUPATION(S)         IN FUND COMPLEX        DIRECTORSHIPS
            AND AGE                  TRUST       SERVED++      DURING PAST 5 YEARS         OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------- -------------- ----------- --------------------------- --------------------------- -----------------
Margo N. Alexander*+; 55            Trustee      Since     Mrs. Alexander is an        Mrs. Alexander is a         None
                                                  1996     executive vice president    director or trustee of
                                                           of UBS PaineWebber          22 investment
                                                           (since March 1984). She     companies (consisting
                                                           was chief executive         of 43 portfolios) for
                                                           officer of UBS Global       which UBS Global
                                                           AM from January 1995        AM, UBS
                                                           to October 2000, a          PaineWebber or one of
                                                           director (from January      their affiliates serves as
                                                           1995 to September 2001)     investment advisor,
                                                           and chairman (from          sub-advisor or
                                                           March 1999 to               manager.
                                                           September 2001).

                                                 TERM OF
                                                  OFFICE
                                                   AND
                                  POSITION(S)   LENGTH OF                                  NUMBER OF PORTFOLIOS        OTHER
         NAME, ADDRESS,            HELD WITH       TIME      PRINCIPAL OCCUPATION(S)         IN FUND COMPLEX        DIRECTORSHIPS
            AND AGE                  TRUST       SERVED++      DURING PAST 5 YEARS         OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------- -------------- ----------- --------------------------- --------------------------- -----------------
E. Garrett Bewkes, Jr.**+; 75     Trustee and    Since     Mr. Bewkes serves as a      Mr. Bewkes is a             Mr. Bewkes is
                                  Chairman of     1996     consultant to UBS           director or trustee of      also a director
                                 the Board of              PaineWebber (since May      35 investment               of Interstate
                                   Trustees                1999). Prior to             companies (consisting       Bakeries
                                                           November 2000, he was       of 56 portfolios) for       Corporation.
                                                           a Trustee of Paine          which UBS Global
                                                           Webber Group Inc.           AM, UBS
                                                           ("PW Group," formerly       PaineWebber or one of
                                                           the holding company of      their affiliates serves as
                                                           UBS PaineWebber and         investment advisor,
                                                           UBS Global AM) and          sub-advisor or
                                                           prior to 1996, he was a     manager.
                                                           consultant to PW
                                                           Group. Prior to 1988, he
                                                           was chairman of the
                                                           board, president and
                                                           chief executive officer of
                                                           American Bakeries
                                                           Company.

INDEPENDENT TRUSTEES

                                           TERM OF
                                            OFFICE
                                             AND
                            POSITION(S)   LENGTH OF                                  NUMBER OF PORTFOLIOS
      NAME, ADDRESS,         HELD WITH       TIME      PRINCIPAL OCCUPATION(S)         IN FUND COMPLEX         OTHER DIRECTORSHIPS
          AND AGE              TRUST       SERVED++      DURING PAST 5 YEARS         OVERSEEN BY TRUSTEE         HELD BY TRUSTEE
-------------------------- ------------- ----------- --------------------------- --------------------------- -----------------------
Richard Q. Armstrong; 67      Trustee      Since     Mr. Armstrong is            Mr. Armstrong is a          Mr. Armstrong is also
R.Q.A. Enterprises                          1996     chairman and principal      director or trustee of      a director of AlFresh
One Old Church Road --                               of R.Q.A. Enterprises       22 investment               Beverages Canada, Inc.
Unit # 6                                             (management consulting      companies (consisting       (a Canadian Beverage
Greenwich, CT 06830                                  firm) (since April 1991     of 43 portfolios) for       subsidiary of AlFresh
                                                     and principal occupation    which UBS Global            Foods Inc.) (since
                                                     since March 1995).          AM, UBS                     October 2000).
                                                     Mr. Armstrong was           PaineWebber or one of
                                                     chairman of the board,      their affiliates serves as
                                                     chief executive officer     investment advisor,
                                                     and co-owner of             sub-advisor or
                                                     Adirondack Beverages        manager.
                                                     (producer and
                                                     distributor of soft drinks
                                                     and sparkling/still
                                                     waters) (October
                                                     1993-March 1995). He
                                                     was a partner of The
                                                     New England Consulting
                                                     Group (management
                                                     consulting firm)
                                                     (December
                                                     1992-September 1993).
                                                     He was managing
                                                     director of LVMH U.S.
                                                     Corporation (U.S.
                                                     subsidiary of the French
                                                     luxury goods
                                                     conglomerate, Louis
                                                     Vuitton Moet Hennessey
                                                     Corporation)
                                                     (1987-1991) and
                                                     chairman of its wine and
                                                     spirits subsidiary,
                                                     Schieffelin & Somerset
                                                     Company (1987-1991).


                                            TERM OF
                                             OFFICE
                                              AND
                             POSITION(S)   LENGTH OF                                  NUMBER OF PORTFOLIOS           OTHER
        NAME, ADDRESS,        HELD WITH       TIME       PRINCIPAL OCCUPATION(S)         IN FUND COMPLEX          DIRECTORSHIPS
            AND AGE             TRUST       SERVED++       DURING PAST 5 YEARS         OVERSEEN BY TRUSTEE       HELD BY TRUSTEE
---------------------------- ----------- ----------- --------------------------- --------------------------  -----------------------
David J. Beaubien; 67          Trustee      Since     Mr. Beaubien is             Mr. Beaubien is a          Mr. Beaubien is also a
101 Industrial Road                          2001     chairman of Yankee          director or trustee of     director of IEC
Turners Falls, MA 01376                               Environmental Systems,      22 investment              Electronics, Inc., a
                                                      Inc., a manufacturer of     companies (consisting      manufacturer of
                                                      meteorological              of 43 portfolios) for      electronic assemblies.
                                                      measuring systems. Prior    which UBS Global
                                                      to January 1991, he was     AM, UBS
                                                      senior vice president of    PaineWebber or one of
                                                      EG&G, Inc., a company       their affiliates serves as
                                                      which makes and             investment advisor,
                                                      provides a variety of       sub-advisor or
                                                      scientific and technically  manager.
                                                      oriented products and
                                                      services. From 1985 to
                                                      January 1995,
                                                      Mr. Beaubien served as
                                                      a director or trustee on
                                                      the boards of the
                                                      Kidder, Peabody & Co.
                                                      Incorporated mutual
                                                      funds.


Richard R. Burt; 55            Trustee      Since     Mr. Burt is chairman of     Mr. Burt is a director     Mr. Burt is also a
1275 Pennsylvania Ave., N.W.                 1996     Diligence LLC               or trustee of 22           director of Hollinger
Washington, D.C. 20004                                (international              investment companies       International Inc.
                                                      information and security    (consisting of 43          (publishing), The
                                                      firm) and IEP Advisors      portfolios) for which      Central European Fund,
                                                      (international              UBS Global AM, UBS         Inc., The Germany
                                                      investments and             PaineWebber or one of      Fund, Inc., IGT Inc.
                                                      consulting firm). He was    their affiliates serves    (provides technology
                                                      the chief negotiator in     as investment advisor,     to gaming and wagering
                                                      the Strategic Arms          sub-advisor or manager.    industry) (since July
                                                      Reduction Talks with                                   1999) and chairman of
                                                      the former Soviet Union                                Weirton Steel Corp.
                                                      (1989-1991) and the U.S.                               (makes and finishes
                                                      Ambassador to the                                      steel products) (since
                                                      Federal Republic of                                    April 1996). He is
                                                      Germany (1985-1989).                                   also a director or
                                                      From 1991-1994), he                                    trustee of funds in
                                                      served as a partner of                                 the Scudder Mutual
                                                      McKinsey & Company                                     Funds Family (47
                                                      (management consulting                                 portfolios).
                                                      firm).


                                             TERM OF
                                              OFFICE
                                               AND
                               POSITION(S)  LENGTH OF                                 NUMBER OF PORTFOLIOS            OTHER
         NAME, ADDRESS,         HELD WITH      TIME      PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX            DIRECTORSHIPS
            AND AGE               TRUST      SERVED++      DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE         HELD BY TRUSTEE
----------------------------- ------------ ---------- -------------------------- ---------------------------- ----------------------
Meyer Feldberg; 60               Trustee     Since    Mr. Feldberg is Dean       Dean Feldberg is a           Dean Feldberg is also
Columbia University                           1996    and Professor of           director or trustee of       a director of Primedia
101 Uris Hall                                         Management of the          35 investment                Inc. (publishing),
New York, New York 10027                              Graduate School of         companies (consisting        Federated Department
                                                      Business, Columbia         of 56 portfolios) for        Stores, Inc. (operator
                                                      University. Prior to 1989, which UBS Global             of department stores),
                                                      he was president of the    AM, UBS                      Revlon, Inc.
                                                      Illinois Institute of      PaineWebber or one of        (cosmetics), Select
                                                      Technology.                their affiliates serves as   Medical Inc.
                                                                                 investment advisor,          (healthcare services),
                                                                                 sub-advisor or               and SAPPI, Ltd.
                                                                                 manager.                     (producer of paper).

George W. Gowen; 72              Trustee     Since    Mr. Gowen is a partner     Mr. Gowen is a               None
666 Third Avenue                              1996    in the law firm of         director or trustee of
New York, New York 10017                              Dunnington, Bartholow      35 investment
                                                      & Miller. Prior to May     companies (consisting
                                                      1994, he was a partner     of 56 portfolios) for
                                                      in the law firm of Fryer,  which UBS Global
                                                      Ross & Gowen.              AM, UBS
                                                                                 PaineWebber or one of
                                                                                 their affiliates serves as
                                                                                 investment advisor,
                                                                                 sub-advisor or
                                                                                 manager.
William W. Hewitt, Jr.***; 74    Trustee     Since    Mr. Hewitt is retired.     Mr. Hewitt is a director     Mr. Hewitt is also a
c/o UBS Global Asset                          2001    From 1990 to January       or trustee of 22             director or trustee of
Management (US) Inc.                                  1995, Mr. Hewitt served    investment companies         Guardian Life
51 West 52nd Street                                   as a director or trustee   (consisting of 43            Insurance Company
New York, New York                                    on the boards of the       portfolios) for which        mutual funds
10019-6114                                            Kidder, Peabody & Co.      UBS Global AM, UBS           (consisting of 19
                                                      Incorporated mutual        PaineWebber or one of        portfolios).
                                                      funds. From 1986-1988,     their affiliates serves as
                                                      he was an executive vice   investment advisor,
                                                      president and director of  sub-advisor or
                                                      mutual funds, insurance    manager.
                                                      and trust services of
                                                      Shearson Lehman
                                                      Brothers Inc. From
                                                      1976-1986, he was
                                                      president of Merrill
                                                      Lynch Funds Distributor,
                                                      Inc.

                                           TERM OF
                                            OFFICE
                                             AND
                            POSITION(S)   LENGTH OF                                 NUMBER OF PORTFOLIOS           OTHER
       NAME, ADDRESS,        HELD WITH       TIME      PRINCIPAL OCCUPATION(S)         IN FUND COMPLEX           DIRECTORSHIPS
          AND AGE              TRUST       SERVED++      DURING PAST 5 YEARS         OVERSEEN BY TRUSTEE        HELD BY TRUSTEE
-------------------------- ------------- ----------- -------------------------- ---------------------------- ----------------------
Morton L. Janklow; 72         Trustee      Since     Mr. Janklow is senior      Mr. Janklow is a             None
445 Park Avenue                             2001     partner of Janklow &       director or trustee of
New York, New York 10022                             Nesbit Associates, an      22 investment
                                                     international literary     companies (consisting
                                                     agency representing        of 43 portfolios) for
                                                     leading authors in their   which UBS Global
                                                     relationships with         AM, UBS
                                                     publishers and motion      PaineWebber or one of
                                                     picture, television and    their affiliates serves as
                                                     multi-media companies,     investment advisor,
                                                     and of counsel to the      sub-advisor or
                                                     law firm of Janklow &      manager.
                                                     Ashley.

Frederic V. Malek; 65         Trustee      Since     Mr. Malek is chairman      Mr. Malek is a director      Mr. Malek is also a
1455 Pennsylvania Avenue,                   1996     of Thayer Capital          or trustee of 22             director of Aegis
N.W., Suite 350                                      Partners (merchant         investment companies         Communications, Inc.
Washington, D.C. 20004                               bank) and chairman of      (consisting of 43            (tele-services),
                                                     Thayer Hotel Investors     portfolios) for which        American Management
                                                     III, Thayer Hotel          UBS Global AM, UBS           Systems, Inc.
                                                     Investors II and Lodging   PaineWebber or one of        (management
                                                     Opportunities Fund         their affiliates serves as   consulting and
                                                     (hotel investment          investment advisor,          computer related
                                                     partnerships). From        sub-advisor or               services), Automatic
                                                     January 1992 to            manager.                     Data Processing, Inc.
                                                     November 1992, he was                                   (computing services),
                                                     campaign manager of                                     CB Richard Ellis, Inc.
                                                     Bush-Quayle '92. From                                   (real estate services),
                                                     1990 to 1992, he was                                    FPL Group, Inc.
                                                     vice chairman and, from                                 (electric services),
                                                     1989 to 1990, he was                                    Manor Care, Inc.
                                                     president of Northwest                                  (health care), and
                                                     Airlines Inc. and NWA                                   Northwest Airlines Inc.
                                                     Inc. (holding company
                                                     of Northwest Airlines
                                                     Inc.). Prior to 1989, he
                                                     was employed by the
                                                     Marriott Corporation
                                                     (hotels, restaurants,
                                                     airline catering and
                                                     contract feeding), where
                                                     he most recently was an
                                                     executive vice president
                                                     and president of
                                                     Marriott Hotels and
                                                     Resorts.

                                           TERM OF
                                           OFFICE
                                             AND
                            POSITION(S)   LENGTH OF                                 NUMBER OF PORTFOLIOS
        NAME, ADDRESS,       HELD WITH       TIME      PRINCIPAL OCCUPATION(S)         IN FUND COMPLEX        OTHER DIRECTORSHIPS
           AND AGE             TRUST       SERVED++      DURING PAST 5 YEARS         OVERSEEN BY TRUSTEE        HELD BY TRUSTEE
--------------------------- -----------  ----------- -------------------------- -------------------------- ------------------------
Carl W. Schafer; 66           Trustee      Since     Mr. Schafer is president   Mr. Schafer is a           Mr. Schafer is also a
66 Witherspoon Street #1100                 1991     of the Atlantic            director or trustee of     director of Labor Ready,
Princeton, NJ 08542                                  Foundation (charitable     22 investment              Inc. (temporary
                                                     foundation). Prior to      companies (consisting      employment), Roadway
                                                     January 1993, he was       of 43 portfolios) for      Corp. (trucking),
                                                     chairman of the            which UBS Global           Guardian Life Insurance
                                                     Investment Advisory        AM, UBS                    Company mutual funds
                                                     Committee of the           PaineWebber or one of      (consisting of 19
                                                     Howard Hughes Medical      their affiliates serves    portfolios), the
                                                     Institute.                 as investment advisor,     Harding, Loevner Funds
                                                                                sub-advisor or             (consisting of 4
                                                                                manager.                   portfolios), E.I.I.
                                                                                                           Realty Securities Trust
                                                                                                           (investment company) and
                                                                                                           Frontier Oil Corporation.

William D. White; 68          Trustee      Since     Mr. White is retired.      Mr. White is a director    None
P.O. Box 199                                2001     From February 1989         or trustee of 22
Upper Black Eddy, PA 18972                           through March 1994, he     investment companies
                                                     was president of the       (consisting of 43
                                                     National League of         portfolios) for which
                                                     Professional Baseball      UBS Global AM, UBS
                                                     Clubs. Prior to 1989, he   PaineWebber or one of
                                                     was a television           their affiliates serves as
                                                     sportscaster for           investment advisor,
                                                     WPIX-TV, New York.         sub-advisor or
                                                     Mr. White served on the    manager.
                                                     Board of Directors of
                                                     Centel from 1989 to
                                                     1993 and until recently
                                                     on the board of directors
                                                     of Jefferson Banks
                                                     Incorporated,
                                                     Philadelphia, PA.




----------
* This person's business address is 1285 Avenue of the Americas, 33rd Floor, New York, NY 10019-6028.

** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

***   Address for mailing purposes only.

+ Mrs. Alexander and Mr. Bewkes are "interested persons" of the funds as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

++    Each trustee holds office for an indefinite term.

OFFICERS

                                POSITION(S)         TERM OF OFFICE AND        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
     NAME, ADDRESS,            HELD WITH THE          LENGTH OF TIME         NUMBER OF PORTFOLIOS IN FUND COMPLEX FOR WHICH
         AND AGE                   TRUST                  SERVED+                       PERSON SERVES AS OFFICER
------------------------   ---------------------   --------------------   ----------------------------------------------------
Thomas Disbrow*; 36        Vice President and      Since 2000             Mr. Disbrow is a director and a senior manager of
                           Assistant Treasurer                            the mutual fund finance department of UBS
                                                                          Global AM. Prior to November 1999, he was a
                                                                          vice president of Zweig/Glaser Advisers. Mr.
                                                                          Disbrow is a vice president and assistant treasurer
                                                                          of 22 investment companies (consisting of 43
                                                                          portfolios) for which UBS Global AM, UBS
                                                                          PaineWebber or one of their affiliates serves as
                                                                          investment advisor, sub-advisor or manager.

Amy R. Doberman*; 40       Vice President and      Since 2000             Ms. Doberman is a managing director and general
                           Secretary                                      counsel of UBS Global AM. From December
                                                                          1997 through July 2000, she was general counsel
                                                                          of Aeltus Investment Management, Inc. Prior to
                                                                          working at Aeltus, Ms. Doberman was assistant
                                                                          chief counsel of the SEC's Division of Investment
                                                                          Management. Ms. Doberman is vice president and
                                                                          secretary of UBS Supplementary Trust and a vice
                                                                          president and secretary of 24 investment
                                                                          companies (consisting of 82 portfolios) for which
                                                                          UBS Global AM, UBS Global Asset Management
                                                                          (Americas) Inc. ("UBS Global AM (Americas)"),
                                                                          UBS PaineWebber or one of their affiliates serves
                                                                          as investment advisor, sub-advisor or manager.

Stephen P. Fisher*; 43     Vice President          Since 2002             Mr. Fisher is a managing director of UBS Global
                                                                          AM. From October 2000 to February 2001, he was
                                                                          president of Morningstar Investment Services.
                                                                          From May 1999 to October 2000, Mr. Fisher was
                                                                          senior vice president of UBS Global AM. From
                                                                          January 1997 to May 1999, Mr. Fisher was a
                                                                          senior vice president of Prudential Investments.
                                                                          Mr. Fisher is a vice president of 22 investment
                                                                          companies (consisting of 43 portfolios) for which
                                                                          UBS Global AM, UBS PaineWebber or one of
                                                                          their affiliates serves as investment advisor,
                                                                          sub-advisor or manager.

                                     POSITION(S)         TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
        NAME, ADDRESS,              HELD WITH THE          LENGTH OF TIME       NUMBER OF PORTFOLIOS IN FUND COMPLEX FOR WHICH
           AND AGE                      TRUST                  SERVED+                     PERSON SERVES AS OFFICER
----------------------------- ------------------------- -------------------- ---------------------------------------------------
David M. Goldenberg*; 36      Vice President and        Since 2002           Mr. Goldenberg is an executive director and
                              Assistant Secretary                            deputy general counsel of UBS Global AM. From
                                                                             2000-2002 he was director, legal affairs at Lazard
                                                                             Asset Management. Mr. Goldenberg was global
                                                                             director of compliance for SSB Citi Asset
                                                                             Management Group from 1998-2000. He was
                                                                             associate general counsel at Smith Barney Asset
                                                                             Management from 1996-1998. Prior to working at
                                                                             Smith Barney Asset Management, Mr.
                                                                             Goldenberg was branch chief and senior counsel
                                                                             in the SEC's Division of Investment Management.
                                                                             Mr. Goldenberg is a vice president and assistant
                                                                             secretary of UBS Supplementary Trust and vice
                                                                             president and assistant secretary of 24 investment
                                                                             companies (consisting of 82 portfolios) for which
                                                                             UBS Global AM, UBS Global AM (Americas),
                                                                             UBS PaineWebber or one of their affiliates serves
                                                                             as investment advisor, sub-advisor or manager.

Kevin J. Mahoney*; 36         Vice President            Since 1999           Mr. Mahoney is a director and a senior manager
                              and Assistant Treasurer                        of the mutual fund finance department of UBS
                                                                             Global AM. Prior to April 1999, he was the
                                                                             manager of the mutual fund internal control group
                                                                             of Salomon Smith Barney. Mr. Mahoney is a vice
                                                                             president and assistant treasurer of 22 investment
                                                                             companies (consisting of 43 portfolios) for which
                                                                             UBS Global AM, UBS PaineWebber or one of
                                                                             their affiliates serves as investment advisor,
                                                                             sub-advisor or manager.

Michael H. Markowitz **; 37   Vice President            Since 2001           Mr. Markowitz is an executive director, portfolio
                                                                             manager and head of U.S. short duration fixed
                                                                             income of UBS Global AM. He is also an
                                                                             executive director and portfolio manager of UBS
                                                                             Global AM (Americas), an affiliate of UBS
                                                                             Global AM. Mr. Markowitz is a vice president of
                                                                             six investment companies (consisting of 26
                                                                             portfolios) for which UBS Global AM, UBS
                                                                             PaineWebber or one of their affiliates serves as
                                                                             investment advisor, sub-advisor or manager.

Susan P. Ryan*; 42            Vice President            Since 1995           Ms. Ryan is an executive director and a portfolio
                                                                             manager of UBS Global AM. Ms. Ryan is a vice
                                                                             president of five investment companies (consisting
                                                                             of 13 portfolios) for which UBS Global AM, UBS
                                                                             PaineWebber or one of their affiliates serves as
                                                                             investment advisor, sub-advisor or manager.

                               POSITION(S)         TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
     NAME, ADDRESS,           HELD WITH THE          LENGTH OF TIME          NUMBER OF PORTFOLIOS IN FUND COMPLEX FOR WHICH
        AND AGE                   TRUST                  SERVED+                        PERSON SERVES AS OFFICER
-----------------------   ---------------------   --------------------   ------------------------------------------------------
Paul H. Schubert*; 39     Vice President          Since 1995             Mr. Schubert is an executive director and head of
                          and Treasurer                                  the mutual fund finance department of UBS
                                                                         Global AM. Mr. Schubert is treasurer and
                                                                         principal accounting officer of UBS
                                                                         Supplementary Trust and of two investment
                                                                         companies (consisting of 39 portfolios) and a vice
                                                                         president and treasurer of 22 investment
                                                                         companies (consisting of 43 portfolios) for which
                                                                         UBS Global AM, UBS Global AM (Americas),
                                                                         UBS PaineWebber or one of their affiliates serves
                                                                         as investment advisor, sub-advisor or manager.

Brian M. Storms*; 47      President               Since 2000             Mr. Storms is chief executive officer (since July
                                                                         2002), director and president of UBS Global AM
                                                                         (since March 1999). He is also chief executive
                                                                         officer (since July 2002), a member of the board
                                                                         of directors and president of UBS Global AM
                                                                         (Americas) and UBS Global Asset Management
                                                                         (New York) Inc. (since October 2001). Mr. Storms
                                                                         was chief executive officer of UBS Global AM
                                                                         from October 2000 to September 2001 and chief
                                                                         operating officer (2001--2002). He was chief
                                                                         operating officer of UBS Global AM (Americas)
                                                                         and UBS Global AM (New York) from
                                                                         September 2001 to July 2002. He was director or
                                                                         trustee of several investment companies in the
                                                                         UBS Family of Funds (1999-2001). He was
                                                                         president of Prudential Investments (1996-1999).
                                                                         Prior to joining Prudential Investments he was a
                                                                         managing director at Fidelity Investments. Mr.
                                                                         Storms is president and trustee of UBS
                                                                         Supplementary Trust and of two investment
                                                                         companies (consisting of 39 portfolios) and
                                                                         president of 22 investment companies (consisting
                                                                         of 43 portfolios) for which UBS Global AM, UBS
                                                                         Global AM (Americas), UBS PaineWebber or
                                                                         one of their affiliates serves as investment advisor,
                                                                         sub-advisor or manager.

Keith A. Weller*; 41      Vice President and      Since 1996             Mr. Weller is a director and senior associate
                          Assistant Secretary                            general counsel of UBS Global AM. Mr. Weller is
                                                                         a vice president and assistant secretary of 22
                                                                         investment companies (consisting of 43 portfolios)
                                                                         for which UBS Global AM, UBS PaineWebber or
                                                                         one of their affiliates serves as investment advisor,
                                                                         sub-advisor or manager.

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

+ Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.

              INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUND SHARES

                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                      REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                                          TRUSTEE FOR WHICH UBS GLOBAL AM, UBS
                          DOLLAR RANGE OF EQUITY    PAINEWEBBER OR AN AFFILIATE SERVES AS INVESTMENT
         TRUSTEE            SECURITIES IN FUND+             ADVISOR, SUB-ADVISOR OR MANAGER+
------------------------ ------------------------ ---------------------------------------------------
INTERESTED TRUSTEES
------------------------
Margo N. Alexander                  None                             Over $100,000
E. Garrett Bewkes, Jr.              None                             Over $100,000

INDEPENDENT TRUSTEES
------------------------
Richard Q. Armstrong                None                             Over $100,000
David J. Beaubien                   None                             Over $100,000
Richard R. Burt                     None                           $10,001 - $50,000
Meyer Feldberg                      None                             Over $100,000
George W. Gowen                     None                             Over $100,000
William W. Hewitt, Jr.              None                             Over $100,000
Morton L. Janklow                   None                                 None
Frederic V. Malek                   None                          $50,001 - $100,000
Carl W. Schafer                     None                          $50,001 - $100,000
William D. White                    None                             $1 - $10,000

----------
+     Information regarding ownership is as of December 31, 2001.


                                   COMMITTEES

     The Trust has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Trustees (as defined herein). Richard Q. Armstrong is chairperson and William W. Hewitt, Jr. is vice chairperson of the Audit and Contract Review Committee. The following Independent Trustees are members of the Nominating
Committee: George W. Gowen (chairperson), Morton L. Janklow, Carl W. Schafer and William D. White.

     The Audit and Contract Review Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services; reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including the types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors' independence; reporting to the full board on a regular basis; discussing with the independent auditors any disclosed relationships or services that may impact the objectivity and independence of the independent auditors; and making recommendations as it deems necessary or appropriate. The Audit and Contract Review Committee also reviews the performance by certain service providers of their contracts and arrangements with the fund and recommends to the board concerning the initial approval and/or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the proposed fees. During the Trust's fiscal year ended April 30, 2002, the Audit and Contract Review Committee held one meeting.

     The Nominating Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees of the Trust; and reviewing the composition of the board and the compensation arrangements for each of the trustees. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. George W. Gowen, care of the Secretary of the Trust at 51 West 52nd Street, New York, New York 10019-6114 and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae. During the Trust's fiscal year ended April 30, 2002, the Nominating Committee did not meet.

          INFORMATION ABOUT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY
         UBS PAINEWEBBER OR ANY COMPANY CONTROLLING, CONTROLLED BY OR
                   UNDER COMMON CONTROL WITH UBS PAINEWEBBER

     As of December 31, 2001, the Independent Trustees did not own any securities issued by UBS PaineWebber or any company controlling, controlled by or under common control with UBS PaineWebber.


                                  COMPENSATION

     Each board member who is not an "interested person" receives, in the aggregate from UBS and UBS PACE funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson and vice chairperson of the Audit and Contract Review Committee receive annually $12,500 and $7,500, respectively. The chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment. No officer, director or employee of UBS PaineWebber, UBS Global AM or one of their affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

     The table below includes certain information relating to the compensation of the Trust's current board members and the compensation of those board members from all funds for which UBS Global AM or UBS PaineWebber served as an investment advisor, sub-advisor or manager during the periods indicated.


                              COMPENSATION TABLE+

                                                   AGGREGATE        TOTAL COMPENSATION
                                                  COMPENSATION      FROM THE TRUST AND
          NAME OF PERSON, POSITION              FROM THE TRUST*     THE FUND COMPLEX**
--------------------------------------------   -----------------   -------------------
Richard Q. Armstrong, Trustee ..............         $5,611              $ 94,395
David J. Beaubien, Trustee*** ..............         $2,962              $ 71,238
Richard R. Burt, Trustee ...................         $5,611              $ 86,295
Meyer Feldberg, Trustee ....................         $5,977              $181,252
George W. Gowen, Trustee ...................         $6,342              $178,103
William W. Hewitt, Jr., Trustee*** .........         $3,182              $ 85,616
Morton L. Janklow, Trustee*** ..............         $2,962              $ 64,988
Frederic V. Malek, Trustee .................         $5,611              $ 94,395
Carl W. Schafer, Trustee ...................         $5,611              $ 94,125
William D. White, Trustee*** ...............         $2,962              $ 71,238

----------
+ Only independent board members are compensated by the funds for which UBS Global AM or UBS PaineWebber serve as investment advisor, sub-advisor or manager; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from these funds.

* Represents total fees paid by the Trust to each trustee for the fiscal year ended April 30, 2002.

** Represents fees paid during the calendar year ended December 31, 2001 to each board member by: (a) 29 investment companies in the case of Messrs. Armstrong, Burt, Malek and Schafer; (b) 22 investment companies in the case of Messrs. Beaubien, Hewitt, Janklow and White; and (c) 41 investment companies in the case of Messrs. Feldberg and Gowen for which UBS Global AM, UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

***   This person did not commence serving on the fund's board until September
      2001.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     As of July 31, 2002 trustees and officers owned in the aggregate less than 1% of the outstanding shares of any class of each fund.

     As of July 31, 2002 the Trust's records showed the following shareholders as owning of record 5% or more of a class of a fund's shares. Except as noted below, the Trust does not know of any person who owns beneficially 5% or more of any class of a fund's shares:

                                                  PERCENTAGE OF SHARES
                                                  OWNED OF RECORD AS OF
            NAME AND ADDRESS*                         JULY 31, 2002
            -----------------                         -------------
     MONEY MARKET FUND
     -----------------
     The John P. McGovern Foundation        6.83%
                                           (Institutional shares)

     FBO PaineWebber 401(K) Savings         6.55%
     The Northern Trust Company            (Institutional shares)

     McGovern Family Living Trust           6.51%
                                           (Institutional shares)

     Parbanc Co.                           99.99%
     Attn: Catherine Houser                (Financial Intermediary shares)

     GOVERNMENT SECURITIES FUND
     --------------------------
     Barnett C. Helzberg Jr                12.12%
     UBS PaineWebber Inc. FBO**            (Institutional shares)
     ETT C Helzberg Jr TTEE

     Alabama Coushaita Tribe of Tex         7.99%
     UBS PaineWebber Inc FBO**             (Institutional shares)

     Macrochen Corp                         6.64%
                                           (Institutional shares)

     SVDA Foundation Acct                   5.41%
     SVDA Foundation                       (Institutional shares)
     Construction & Reserves

     Treasurer State of Mississippi        31.77%
     Attn: Marjorie Fanning                (Select shares)

     W. Virginia Investment Mgmt Board     19.91%
     UBS PaineWebber Inc FBO**             (Select shares)

     Bi-State Development Agency           18.54%
     UBS PaineWebber Inc FBO**             (Select shares)

     Kindred Healthcare Operating Inc.     15.55%
     Attn: Anthony Griffen                 (Select shares)

     The Fluegel Trust                      7.28%
                                           (Select shares)
     TREASURY SECURITIES FUND
     ------------------------
     UBS AG New York Branch                32.54%
     UBS PaineWebber Inc FBO**             (Institutional shares)

     Atlantic Bank of New York              9.99%
     UBS PaineWebber Inc FBO**             (Institutional shares)

----------
* The shareholders listed above may be contacted c/o UBS Global Asset Management (US) Inc., Attn: Compliance Department, 51 West 52nd Street, New York, NY 10019-6114.
**    Shares owned beneficially.

                    INVESTMENT ADVISORY, ADMINISTRATION AND
                      PRINCIPAL UNDERWRITING ARRANGEMENTS

     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS PaineWebber acts as investment advisor and administrator of each fund pursuant to a contract with the Trust ("Advisory and Administration Contract"). Under the Advisory and Administration Contract, each fund pays UBS PaineWebber an annual fee, computed daily and paid monthly, at an annual rate of 0.25% of its average daily net assets.

     During each of the periods indicated, the funds paid (or accrued) to UBS PaineWebber the following fees under the Advisory and Administration Contract. During these periods, UBS PaineWebber voluntarily waived a portion of its fees and/or paid other fund expenses, as set forth below.

                                               FISCAL YEARS ENDED APRIL 30,
                                         -----------------------------------------
                                              2002          2001          2000
                                         ------------- ------------- -------------
   Money Market Fund ...................  $7,070,215    $5,628,981    $4,515,497
      Fee Amount Waived ................           0             0        33,799
      Expenses Reimbursed ..............     528,632       615,698       342,949
   Government Securities Fund ..........     693,311       399,848       367,653
      Fee Amount Waived ................           0             0         2,299
      Expenses Reimbursed ..............     481,583       151,108        56,754
   Treasury Securities Fund ............     666,494       349,295       335,066
      Fee Amount Waived ................           0             0         2,950
      Expenses Reimbursed ..............     151,339       104,629        75,364

     Under a contract with UBS PaineWebber ("Sub-Advisory and Sub-Administration Contract"), UBS Global AM serves as sub-advisor and sub-administrator for each fund. Under the Sub-Advisory and Sub-Administration Contract, UBS PaineWebber (not the Trust) pays UBS Global AM a fee, computed daily and paid monthly, at an annual rate of 50% of the fees received from each fund by UBS PaineWebber under the Advisory and Administration Contract.

     During each of the periods indicated, UBS PaineWebber paid (or accrued) to UBS Global AM the fees indicated below under the Sub-Advisory and Sub-Administration Contract:

                                               FISCAL YEARS ENDED APRIL 30,
                                         -----------------------------------------
                                              2002          2001          2000
                                         ------------- ------------- -------------
   Money Market Fund ...................  $3,270,792    $2,506,641    $2,069,375
   Government Securities Fund ..........     105,864       124,370       154,300
   Treasury Securities Fund ............     257,578       122,333       128,376

     Under the terms of the Advisory and Administration Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by UBS PaineWebber. General expenses of the Trust not readily identifiable as belonging to a specific fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Trust include the following (or each fund's share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith;
(2) fees payable to and expenses incurred on behalf of the fund by UBS PaineWebber; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or UBS PaineWebber; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust

("Independent Trustees"); (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (13) costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the trustees and officers; and (18) costs of mailing, stationery and communications equipment.

     The Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract (collectively, "Contracts") noted above provide that UBS PaineWebber or UBS Global AM, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the performance of the Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS PaineWebber or UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Contracts are terminable with respect to a fund by vote of the board or by the holders of a majority of the outstanding voting securities of the fund at any time without penalty, on 60 days' written notice to UBS PaineWebber or UBS Global AM, as the case may be. The Advisory and Administration Contract is also terminable without penalty by UBS PaineWebber on 60 days' written notice to the Trust, and the Sub-Advisory and Sub-Administration Contract is terminable without penalty by UBS PaineWebber or UBS Global AM on 60 days' written notice to the other party. The Contracts terminate automatically upon their assignment, and the Sub-Advisory and Sub-Administration Contract also automatically terminates upon the assignment of the Advisory and Administration Contract.

     At the Trust's board meeting held on July 24, 2002, the board members considered and approved the continuance of the Advisory and Administration Contract as well as the Sub-Advisory and Sub-Administration Contract with respect to each fund. Prior to that meeting, the board's Audit and Contract Review Committee (comprised of the Independent Trustees) also had met to review and discuss the investment advisory and administration services provided to each fund over the course of the year by UBS PaineWebber and UBS Global AM. In considering the continuance of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, the Audit and Contract Review Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS PaineWebber and UBS Global AM in performing the services required under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, and the cost allocation methods used in calculating such expenses. The Audit and Contract Review Committee also reviewed UBS PaineWebber's and UBS Global AM's profitability in managing each fund; the current fees paid by each fund in light of fees paid to other advisors by comparable funds; fees paid to UBS PaineWebber and UBS Global AM by other funds they advise; and the ability of UBS PaineWebber and UBS Global AM to continue to perform the services contemplated under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, respectively. The Audit and Contract Review Committee also evaluated the performance of each fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with each fund's investment restrictions, tax and reporting requirements, procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics, UBS Global AM's trade allocation procedures for its various investment advisory clients and UBS Global AM's best execution procedures. Based on all of the above, as well as other factors and considerations, the Audit and Contract Review Committee recommended to the full board that the board approve the continuance of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. The full board reviewed the factors considered by the Audit and Contract Review Committee and also gave substantial consideration to the fees payable under the contracts. In this regard, the board evaluated UBS PaineWebber's and UBS Global AM's profitability with respect to each fund, including consideration of both the actual dollar amount of fees paid by each fund directly to UBS PaineWebber and by UBS PaineWebber to UBS Global AM, and so-called "fallout benefits" to UBS PaineWebber and UBS Global AM or their affiliates, such as, for example, benefits derived from serving as investment advisor to each fund and the research services available to UBS PaineWebber or UBS Global AM by reason of portfolio transactions executed for the fund. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS PaineWebber and UBS Global AM, the board concluded the fees to be paid to UBS PaineWebber and UBS Global AM under the contracts were fair and reasonable, and the scope and quality of UBS PaineWebber's and UBS Global AM's services to each fund were consistent with each fund's operational requirements and sufficient to approve the continuance of the Advisory and Administration Contract between the Trust (with respect to each fund) and UBS PaineWebber and the Sub-Advisory and Sub-Administration Contract between UBS PaineWebber and UBS Global AM.

     SECURITIES LENDING. During the fiscal year ended April 30, 2002, Treasury Securities Fund paid $3,613 to UBS PaineWebber for its services as securities lending agent. For the years ended April 30, 2001 and April 30, 2000, the funds paid (or accrued) no fees to UBS PaineWebber for its services as securities lending agent because the funds did not engage in any securities lending activities.

     BANK LINE OF CREDIT. The funds participate with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility (the "Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares at the request of shareholders and other temporary or emergency purposes.

     Under the facility arrangement, each fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to each fund at rates based on prevailing market rates in effect at the time of borrowings. For the period September 10, 2001, through April 30, 2002, the funds paid commitment fees as follows: Money Market Fund, $23,406; Government Securities Fund, $2,717; and Treasury Securities Fund, $4,159. During the year ended April 30, 2002, Money Market Fund, Government Securities Fund and Treasury Securities Fund did not borrow under the Facility.

     PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the principal underwriter of each class of shares of each fund pursuant to a principal underwriting contract with the Trust ("Principal Underwriting Contract"), which requires UBS Global AM to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. UBS Global AM enters into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other institutions to authorize them to sell fund shares. UBS Global AM may make payments to affiliated and unaffiliated dealers that engage in selling efforts on behalf of the funds. These payments will not exceed the annual rate of 0.10% (0.04% for Select shares of Government Securities Fund) of the value of each fund's shares sold as a result of such selling efforts. These payments are made by UBS Global AM out of its own resources, and the value of a shareholder's investment in a fund will be unaffected by these payments. UBS Global AM (not the funds) may pay fees to entities that make Institutional shares of the funds available to others. The annual rate of these fees will not exceed 0.05% of the average daily net asset value of Institutional shares held through, or in connection with, the entity and will be paid monthly. UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114.

     FINANCIAL INTERMEDIARIES. Financial intermediaries (such as banks, trust companies, brokers and investment advisors) may purchase Financial Intermediary shares of Money Market Fund and Treasury Securities Fund for the benefit of their customers. Customers of financial intermediaries also may purchase Institutional shares of Government Securities Fund. The Trust has adopted a shareholder services plan with respect to the Financial Intermediary shares of Money Market Fund and Treasury Securities Fund ("Financial Intermediary Shares Plan") and has also adopted a separate shareholder services plan with respect to the Institutional shares of Government Securities Fund ("Government Securities Fund Plan").

     Each Plan requires that UBS Global AM provide to the board at least annually a written report of the amounts expended by UBS Global AM under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with UBS Global AM in providing information to the board with respect to amounts expended and services provided under the service agreement. Each Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to a Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust and UBS Global AM might be required to alter or discontinue their arrangements with financial intermediaries that are banks and change their method of operations with respect to shares of the funds. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per share of any fund or result in a financial loss to any shareholder.

     Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund or UBS Global AM resulting from fiduciary funds being invested in shares of the funds. Before investing fiduciary funds in fund shares, financial intermediaries, including investment advisors and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

     The service agreements require a financial intermediary to comply with laws regarding the disclosure to its customers of the compensation payable to it under the Plans and any other compensation payable to it in connection with the investment of its customers' assets in shares of the funds. Financial intermediaries providing services to owners of fund shares in certain states may be required to be registered as dealers under the laws of those states.

     Financial Intermediary Shares Plan. UBS Global AM implements the Financial Intermediary Shares Plan by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares on behalf of its customers. That agreement requires the financial intermediary to provide support services to its customers who are the beneficial owners of the Financial Intermediary shares.

     Under the Financial Intermediary Shares Plan, Money Market Fund and Treasury Securities Fund each pay UBS Global AM a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, UBS Global AM pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with UBS Global AM; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and
(ix) such other similar services as UBS Global AM or a fund may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations.

     During the fiscal year ended April 30, 2002 under the Financial Intermediary Shares Plan, the Trust made payments through UBS PaineWebber to financial intermediaries with respect to Financial Intermediary shares in the amount of $143,645 for Money Market Fund. Treasury Securities Fund did not make any payments to UBS PaineWebber under the Plan during this period because it had no Financial Intermediary shares outstanding.

     Government Securities Fund Plan. UBS Global AM implements the Government Securities Fund Plan by entering into a service agreement with each financial intermediary through which an investor purchases Institutional shares of Government Securities Fund. That agreement requires the financial intermediary to provide support services to its customers who purchase Institutional shares.

     Under the Government Securities Fund Plan, Government Securities Fund pays UBS Global AM a monthly fee at the annual rate of 0.10% of the average daily net asset value of the Institutional shares owned by the customers of a financial intermediary that has entered into a service agreement with UBS
Global AM. Under each service agreement, UBS Global AM pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include: (i) assisting customers in changing dividend options, account designations and addresses;
(ii) aggregating and/or processing purchase and redemption requests from customers and placing purchase and redemption orders with UBS Global AM or the Fund's transfer agent; (iii) transmitting and receiving funds in connection with customer orders to purchase and redeem shares; (iv) processing dividend payments on behalf of customers; (v) providing information periodically to customers showing their positions in Institutional shares; (vi) arranging for bank wires;
(vii) responding to customer inquiries regarding account status and history, the manner in which purchases and redemptions of Institutional shares may be made and other matters pertaining to the operation of their accounts; (viii) providing sub-accounting with respect to Institutional shares owned by customers or the information necessary for sub-accounting; (ix) forwarding communications from the Trust (for example, proxies, shareholder reports and dividend, distribution and tax notices) to customers; (x) providing the necessary personnel and facilities to establish and maintain shareholder accounts and records; and (xi) such other similar services as UBS Global AM or a customer may reasonably request from time to time to the extent the financial intermediary is permitted to perform such services under federal and state statutes, rules and regulations.

     During the fiscal year ended April 30, 2002 under the Government Securities Fund Plan, the Trust made payments through UBS Global AM to financial intermediaries with respect to Institutional shares in the amount of $199,157 for Government Securities Fund.


                            PORTFOLIO TRANSACTIONS

     The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

     For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may consider the sale of shares of the fund and of other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the fund, subject to UBS Global AM's duty to seek best execution. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

     Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds.

     During the fiscal years ended April 30, 2002, April 30, 2001 and April 30, 2000 the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.

     Investment decisions for the funds and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount in a manner deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

     As of April 30, 2002, Money Market Fund owned securities issued by the following company which is a regular broker-dealer for the fund:

                 ISSUER                   TYPE OF SECURITY       VALUE
                 ------                   ----------------       -----
   Salomon Smith Barney Holdings Inc.     Commercial Paper  $49,997,542


      ADDITIONAL INFORMATION REGARDING REDEMPTIONS; FINANCIAL INSTITUTIONS

     ADDITIONAL REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

     If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur expenses in converting these securities into cash. The Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for a shareholder.

     FINANCIAL INSTITUTIONS. The funds may authorize financial institutions and their agents to accept on the funds' behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. A fund will be deemed to have received these purchase and redemption orders when such an institution or its agent accepts them. Like all customer orders, these orders will be priced based on a fund's net asset value next computed after receipt of the order by the financial institutions or their agents.


                              VALUATION OF SHARES

     Money Market Fund's net asset values per share are typically determined by its custodian, State Street Bank and Trust Company ("State Street"), as of noon, Eastern time, 2:30 p.m., Eastern time and 4:30 p.m., Eastern time, on each Business Day. Government Securities Fund's and Treasury Securities Fund's net asset values per share are determined by State Street as of noon, Eastern time, and 2:30 p.m., Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the offices of State Street and the funds' transfer agent, PFPC and the New York City offices of UBS Global AM are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, a fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.


     The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.


     In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.


                            PERFORMANCE INFORMATION

     The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.


     TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

         P(1 + T)n = ERV
   where:   P = a hypothetical initial payment of $1,000 to purchase shares of a specified class
            T = average annual total return of shares of that class
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.


     The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

     The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.



                               MONEY MARKET FUND

                                                     FINANCIAL
                                  INSTITUTIONAL    INTERMEDIARY
                                      SHARES          SHARES
(INCEPTION DATE)                    (06/03/91)      (01/14/98)*
----------------                    ----------      -----------
Year ended April 30, 2002:
   Standardized Return .........       2.87%            2.62%
Five Years ended April 30, 2002:
   Standardized Return .........       5.05%             N/A
Ten Years ended April 30, 2002:
   Standardized Return .........       4.72%             N/A
Inception* to April 30, 2002:
   Standardized Return .........       4.74%            4.71%

----------
* Date for most recent issuance of shares. Financial Intermediary shares were originally issued on March 17, 1994, but subsequently redeemed before being reissued in 1998.



                          GOVERNMENT SECURITIES FUND

                                  INSTITUTIONAL       SELECT
                                      SHARES          SHARES
(INCEPTION DATE)                    (06/03/91)      (05/23/01)
----------------                    ----------      ----------
Year ended April 30, 2002:
   Standardized Return .........       2.65%            N/A
Five Years ended April 30, 2002:
   Standardized Return .........       4.85%            N/A
Ten Years ended April 30, 2002:
   Standardized Return .........       4.57%            N/A
Inception to April 30, 2002:
   Standardized Return .........       4.56%            2.38%

                           TREASURY SECURITIES FUND

                                  INSTITUTIONAL
                                     SHARES
(INCEPTION DATE)                   (12/06/91)
----------------                   ----------
Year ended April 30, 2002:
   Standardized Return .........       2.56%
Five Years ended April 30, 2002:
   Standardized Return .........       4.54%
Ten Years ended April 30, 2002:
   Standardized Return .........       4.35%
Inception to April 30, 2002:
   Standardized Return .........       4.30%

     CALCULATION OF YIELD. Each fund computes its 7-day current yield and its 7-day effective yield quotations using standardized methods required by the SEC. A fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] -- 1

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it is not the same as yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

     The following table shows the yield and effective yield for the outstanding shares of each fund for the 7-day period ended April 30, 2002:

                                                            EFFECTIVE
                                                YIELD         YIELD
                                                -----         --------
Money Market Fund
   Institutional shares ..................       1.72%         1.74%
   Financial Intermediary shares .........       1.47%         1.49%
Government Securities Fund
   Institutional shares ..................       1.60%         1.61%
   Select shares .........................       1.70%         1.71%
Treasury Securities Fund
   Institutional shares ..................       1.53%         1.54%
   Financial Intermediary shares .........      N/A           N/A

     The funds may also advertise non-standardized yields calculated in a manner similar to that described above, but for different time periods (e.g., one-day yield, 30-day yield).

     Government Securities Fund is expected to invest substantially all its assets in U.S. government securities. These investments are expected to generate income exempt from most state and local taxation. This fund may advertise a tax-equivalent yield and tax-equivalent effective yield. The tax-equivalent yield represents the pretax yield that an investment subject to state and local taxation would need to generate to equal the tax-free yield of a fund generating income which may be exempt from state or local taxation.

To calculate the tax-equivalent yield, the fund will divide the state tax-exempt portion of the above yield by one minus a stated tax rate and then add the quotient to the portion, if any, of the yield that is not tax-exempt. The tax-equivalent effective yield, however, modifies the tax-equivalent yield to reflect the compounding effect of the fund's reinvestment. To calculate the tax-equivalent effective yield, the fund will divide the tax-exempt portion of the above effective yield by one minus the stated tax rate and then add the quotient to the portion, if any, of the effective yield that is not tax-exempt. Please remember that the dividends that you receive from Government Securities Fund generally are subject to federal tax although all or a portion may be exempt from state or local income taxation.

     OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, the funds may compare their yields with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), iMoney Net, Inc. ("iMoney Net"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indices and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form. The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes (Registered Trademark) Money Markets.


                                     TAXES

     BACKUP WITHHOLDING. The funds are required to withhold up to 30% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the funds or UBS Global AM or the applicable dealer with a correct taxpayer identification number. Withholding at that rate also is required from dividends payable to those shareholders who otherwise are subject to backup withholding.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The funds intend to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of the investment company taxable income that it distributes to shareholders. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's current and accumulated earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                               OTHER INFORMATION

     MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from a fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which UBS PaineWebber believes is remote and not material. Upon payment of any liability incurred by a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

     CLASS OF SHARES. A share of each class of a fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share of a fund has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares of Money Market Fund and Treasury Securities Fund and owners of Institutional shares of Government Securities Fund receive certain services directly from financial intermediaries and bear the related service costs.

     VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of a fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the securities is required by law. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same proportions as the vote of shares held for their customers.


     The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding no less than two thirds of the outstanding shares of the Trust may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of the Trust.


     PRIOR NAMES. Prior to April 8, 2002 the funds were known as Brinson LIR Money Market Fund, Brinson LIR Government Securities Fund and Brinson LIR Treasury Securities Fund. Prior to May 9, 2001, the funds' names did not contain the preface "Brinson LIR." Prior to May 9, 2001, Government Securities Fund's Select shares were known as "Financial Intermediary shares."


     CUSTODIAN; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, is custodian of the funds' assets. PFPC, a subsidiary of PNC Bank, N.A., located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as each fund's transfer and dividend disbursing agent.


     COUNSEL. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the funds. Dechert also has acted as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Trustees.


     AUDITORS. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as independent auditors for the funds.


                             FINANCIAL STATEMENTS

     The funds' Annual Reports to Shareholders for their last fiscal year ended April 30, 2002 are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of Ernst & Young LLP appearing therein are incorporated herein by this reference.

       YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUSES AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUSES AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.




                          --------------------------







(Copyright) 2002 UBS Global Asset Management (US) Inc. All rights reserved.
S-642




                                                  LIQUID INSTITUTIONAL RESERVES


                                                                        UBS LIR
                                                              MONEY MARKET FUND
                                                                        UBS LIR
                                                     GOVERNMENT SECURITIES FUND
                                                                        UBS LIR
                                                       TREASURY SECURITIES FUND







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                                            Statement of Additional Information
                                                                 August 30, 2002
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